Contract Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Contract liabilities [Abstract]
Contract liabilities	€ 47,256	€ 15,297	[1]

[1]	(5) Adjusted as per Note 29.